NOTE 5. Summary of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 41,427	$ 22,721
Receivable From Value Added Services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)	(1,464)
Accounts Receivable, Net, Current	$ 32,956	$ 25,357